Fees Summary	Oct. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,254,000
Previously Paid Amount	0.00
Total Fee Amount	191.99
Total Offset Amount	0.00
Net Fee	191.99
Narrative - Max Aggregate Offering Price	$ 1,254,000
Final Prospectus	true